Fair Value Measurements	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 3 - Fair value measurements

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are used when little or no market data is available.

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, other receivable and EIB loan, approximates their fair value.

As of June 30, 2024, except for warrants liability of $11 thousand (Note 5A(1); level 2 in the hierarchy), and December 31, 2023, the company has no financial instruments measured at fair value.